SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Financing Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	$ 54,107,000	$ 53,200,000
Deposit Liabilities, Description	Deposits. Deposits generally include the unpaid balance of cash or its equivalent received or held by the Bank for its commercial and consumer customers. Deposits include both interest-bearing and noninterest-bearing balances. Interest expense incurred on interest-bearing deposits is recognized in accordance with applicable GAAP for these liabilities and is included in Interest expense in the Consolidated Statements of Income.
Held-to-maturity Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	$ 200,000	$ 200,000
Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	250,000
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 250,000